LEASES - Lease liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Short-term lease liabilities	₺ 154,573	₺ 259,375
Long-term lease liabilities	121,820	172,934
Total	₺ 276,393	₺ 432,309
TRY
Lease liabilities
Weighted average annual incremental borrowing rate	29.00%	18.00%